Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	HiSoft Technology International Ltd
Entity Central Index Key	0001493639
Document Type	F-4
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Pre-Effective Amendment Number	1
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2